Schedule I - Condensed Financial Information of Registrant - Parent Company Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2016	May 13, 2016	May 12, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Non current assets:
TOTAL ASSETS	$ 2,002,263			$ 2,114,088
LIABILITIES AND STOCKHOLDERS' EQUITY
Total liabilities	1,062,927			1,326,492
Stockholders' equity:
Common stock ($0.001 par value; 600,000,000 and 122,000,000 shares authorized, 90,748,740 and 77,237,711 issued, and 90,741,340 and 77,230,311 outstanding at December 31, 2016 and 2015, respectively)	91			77
Additional paid-in capital	911,582			807,419
Retained earnings (deficit)	33,917			(14,935)
Accumulated other comprehensive loss	(6,156)			(4,867)
Treasury stock, at cost (7,400 shares at December 31, 2016 and 2015)	(98)			(98)
Total stockholders' equity	939,336			787,596	$ 773,133	$ 363,223
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,002,263			$ 2,114,088
Stockholders' equity parenthetical
Common stock, par value per share	$ 0.001			$ 0.001
Common stock, shares authorized	600,000,000	600,000,000	122,000,000	122,000,000
Common stock, shares issued	90,748,740			77,237,711
Common stock, shares outstanding	90,741,340			77,230,311
Treasury stock, shares	7,400			7,400
Parent Company
Non current assets:
Investment in subsidiaries	$ 939,336			$ 787,596
TOTAL ASSETS	939,336			787,596
Stockholders' equity:
Common stock ($0.001 par value; 600,000,000 and 122,000,000 shares authorized, 90,748,740 and 77,237,711 issued, and 90,741,340 and 77,230,311 outstanding at December 31, 2016 and 2015, respectively)	91			77
Additional paid-in capital	911,582			807,419
Retained earnings (deficit)	33,917			(14,935)
Accumulated other comprehensive loss	(6,156)			(4,867)
Treasury stock, at cost (7,400 shares at December 31, 2016 and 2015)	(98)			(98)
Total stockholders' equity	939,336			787,596
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 939,336			$ 787,596
Stockholders' equity parenthetical
Common stock, par value per share	$ 0.001			$ 0.001
Common stock, shares authorized	600,000,000	600,000,000	122,000,000	122,000,000
Common stock, shares issued	90,748,740			77,237,711
Common stock, shares outstanding	90,741,340			77,230,311
Treasury stock, shares	7,400			7,400